Commitments and Contingencies (Misc) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)
License Agreement [Abstract]
License Agreement Description	The Company is the successor to a license agreement to use the trade name “BFI” and the related logo which is subject to certain restrictions.
License Agreement Amendment Date	Feb. 22, 2002
License Agreement Onetime Payment Date	Apr. 25, 2002
License Agreement Onetime Payment - Canadian dollars		2,000
License Agreement Initial Term	15 years
License Agreement Initial Term Maturity Date	Jun. 01, 2015
License Agreement Extension Option Term	10 years
License Agreement Number Of Extension Options	2
License Agreement First Extension Amount	603
License Agreement First Extension Amount - Canadian dollars		600
License Agreement Second Extension Amount	1,508
License Agreement Second Extension Amount - Canadian dollars		1,500
Commitments [Abstract]
Letters of Credit Outstanding, Amount	183,767		198,208
Performance Bonds Outstanding, Amount	383,391		295,524
Business Combination, Contingent Consideration Arrangements [Abstract]
Business Combination, Contingent Consideration Arrangements, Description	On the acquisition of IESI, the Company assumed various obligations which requires the Company to pay additional amounts for achieving certain negotiated events or business performance targets, including landfill expansion approval or target disposal volumes.
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	6,400
Purchase Commitment [Abstract]
Disposal Contract, Description	The Company has a disposal contract that requires it to meet specific disposal volume targets which expires on March 31, 2019. The volume requirements are measured based on an annual average. In the event the Company does not meet the required volume targets, the Company is required to make additional payments on the disposal volume shortfall. At December 31, 2012, the Company expects to meet its disposal volume target and accordingly no accrual has been made.
Disposal Contract, Expiry Date	Mar. 31, 2019
Purchase Commitment, Obtaining Transfer Station Permit	In April 2007, WSI acquired a company that owns a permit to construct a construction and demolition waste transfer station on land owned by it in Bradenton, Florida. An additional payment of $2,500 is due to the sellers upon the transfer of the company or the property to any non-affiliate of WSI or upon obtaining all necessary permits to operate the transfer station
Purchase Commitment Date	2007-04
Purchase Commitment Additional Payment	2,500
Purchase Commitment, Land	WSI entered into an agreement to purchase an adjacent parcel of land to its SLD landfill for total consideration of approximately $4,900. Deposits to date total $1,400. All deposits will be credited to total purchase consideration paid on closing. Deposits made by the Company are not refundable should the purchase not close
Purchase Commitment, Land, Amount	4,900
Purchase Commitment, Land, Deposits To Date	1,400
Future Minimum Payments, Capital Expenditures		19,600